Business Developments [Text Block]	6 Months Ended
Sep. 30, 2017
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Business Developments [Text Block]

2.    BUSINESS DEVELOPMENTS

BTMU’s Acquisition of Security Bank Corporation’s shares

On April 1, 2016, BTMU acquired newly issued common shares and preferred shares with voting rights of Security Bank Corporation (“Security Bank”), representing in the aggregate approximately 20.0% of Security Bank’s equity interest for ¥91,993 million. Security Bank is listed on the Philippines Stock Exchange and is not part of any local conglomerate in the Philippines. Considering both BTMU’s ownership of the common stock and preferred stock and representation on the board of directors, the MUFG Group has determined that BTMU has the ability to exercise significant influence over the operating and financial policies of Security Bank and applied the equity method of accounting for its investment.

MUTB’s Acquisition of Capital Analytics II LLC

On April 30, 2016, MUTB acquired 100% ownership of Capital Analytics II LLC for ¥4,494 million in cash, and thereby recorded goodwill of ¥2,858 million and intangible assets of ¥1,388 million. Capital Analytics II LLC is an overseas fund management company that mainly provides fund administration services for private equity funds. The purpose of this acquisition is to meet the diversified global fund administration needs of its Japanese and overseas customers through the utilization of Capital Analytics II LLC’s unparalleled operational expertise and the MUFG Group’s extensive network. Upon conclusion of the acquisition, Capital Analytics II LLC was renamed MUFG Capital Analytics LLC. During the fiscal year ended March 31, 2017, measurement period adjustments were applied to the acquisition date fair values, which decreased goodwill by ¥115 million.

Krungsri’s Acquisition of Hattha Kaksekar Limited

On September 12, 2016, Bank of Ayudhya Public Company Limited (“Krungsri”) acquired 100% ownership of Hattha Kaksekar Limited for ¥15,703 million in cash, and thereby recorded goodwill of ¥8,280 million and intangible assets of ¥476 million. Hattha Kaksekar Limited is a financial institution in Cambodia providing financial services primarily to sole proprietors. The purpose of this acquisition is to enable the MUFG Group to tap into the growth of the Cambodian market by leveraging the knowhow of Ngern Tid Lor Co., Ltd., a subsidiary of Krungsri engaged in microfinance in Thailand, with an aim to promote and develop the microfinance business.

MUFG’s Acquisition of Hitachi Capital Corporation’s shares

On October 3, 2016, MUFG acquired 23.0% of the common shares of Hitachi Capital Corporation (“Hitachi Capital”) for ¥91,877 million from Hitachi, Ltd. Considering both MUFG’s ownership of the common stock and representation on the board of directors, the MUFG Group has determined that MUFG has the ability to exercise significant influence over the operating and financial policies of Hitachi Capital and applied the equity method of accounting for its investment.

MUTB’s Acquisition of Rydex Fund Services, LLC

On October 4, 2016, MUTB acquired 100% ownership of Rydex Fund Services, LLC for ¥17,431 million in cash, and thereby recorded goodwill of ¥5,232 million and intangible assets of ¥11,507 million. Rydex Fund Services, LLC is an overseas fund management company that mainly provides fund administration services for funds established under the 1940 Investment Companies Act of the United States. The purpose of this acquisition is to meet the diversified global fund administration needs of its Japanese and overseas customers through the utilization of Rydex Fund Services, LLC’s unparalleled operational expertise and the MUFG Group’s extensive network. Upon conclusion of the acquisition, Rydex Fund Services, LLC was renamed MUFG Investor Services (US), LLC.

Mitsubishi UFJ NICOS Became a Wholly-Owned Subsidiary

On May 15, 2017, MUFG and its subsidiary Mitsubishi UFJ NICOS entered into a share exchange agreement for MUFG to acquire the remaining 15.02% ownership of Mitsubishi UFJ NICOS by agreeing to pay ¥50,000 million cash to the only holder of Mitsubishi UFJ NICOS common stock other than MUFG. The transaction was accounted for as a non-cancellable forward purchase contract. Accordingly, liability of ¥50,000 million was recognized in Other liabilities on the accompanying consolidated balance sheet with a corresponding reduction in Noncontrolling interests of ¥15,390 million and Capital surplus of ¥34,751 million, and an increase in Accumulated other comprehensive income, net of taxes of ¥141 million. On October 2, 2017, MUFG paid ¥50,000 million in cash. The purpose of making a wholly-owned subsidiary is to effect a shift in posture enabling a more flexible response to changes in the business environment and the swift pursuit of group synergies.